Average Annual Total Returns{- Technology Portfolio} - 02.28 VIP Sector Funds Initial Combo PRO-22 - Technology Portfolio	VIP Technology Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Technology Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Technology Portfolio-Initial VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1525 Past 1 year	F1525 Past 5 years	F1525 Past 10 years
Total	28.16%	34.83%	24.38%	28.71%	18.47%	16.55%	30.49%	31.22%	23.48%